Property and Equipment, Net (Tables)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Schedule of Property and Equipment, Net

Property and equipment, net, is comprised of the following (in thousands):

	September 30, 2020	December 31, 2019
Furniture and fixtures	$668	$335
Computer equipment	737	-
Leasehold improvements	2,280	-
	3,685	335
Less: Accumulated depreciation	(1,845)
Total property and equipment, net	$1,840	$335

Fubo TV Pre-Merger [Member]
Schedule of Property and Equipment, Net

Property and equipment, net, is comprised of the following:

	Estimated	March 31,	December 31,
	useful lives	2020	2019

Furniture and fixtures	5 years	$572	$572
Computer equipment	3 years	682	653
Leasehold improvements	Lesser of useful life or lease term	2,272	2,272

		3,526	3,497
Less: Accumulated depreciation		(1,484)	(1,349)
Total property and equipment, net		$2,042	$2,148

Property and equipment, net, is comprised of the following:

	Estimated useful lives	December 31,
		2019	2018
Furniture and fixtures	5 years	$572	$569
Computer equipment	3 years	653	520
Leasehold improvements	Lesser of useful life or lease term	2,272	2,272
		3,497	3,361
Less: Accumulated depreciation		(1,349)	(733)
Total property and equipment, net		$2,148	$2,628